Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 113,087	¥ 162,768	¥ (332,091)
Defined benefit plan liabilities [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	3,093	(4,333)	802
Accrued expenses and liabilities for quality assurance [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	108,554	40,626	26,942
Other accrued employees' compensation [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	8,930	6,925	(2,745)
Operating loss carryforwards for tax purposes [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(5,609)	(133,776)	116,344
Allowance for doubtful accounts and credit losses [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	11,776	(551)	4,474
Property, plant and equipment and other assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	49,177	11,518	24,850
Undistributed earnings of foreign subsidiaries [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(20,814)	(2,869)	12,391
Undistributed earnings of associates and joint ventures [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(54,492)	(43,526)	(63,520)
Basis difference of acquired assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	10,991	1,152	(12,075)
Capitalized development costs [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	7,815	12,824	4,003
Lease transactions [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	18,780	186,196	(487,702)
Other [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ (25,114)	¥ 88,582	¥ 44,144